Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedule of financial assets
The following financial assets and financial liabilities were classified within level 3:

Financial Assets	2019 £’000	2018 £’000
Trade and other receivables	£65,917	£52,368
Total financial assets	£65,917	£52,368

Schedule of financial liabilities

Financial liabilities	2019 £’000	2018 £’000
Non-current borrowings	£—	£20
Current borrowings	21	19,744
Trade and other payables	48,502	40,243
Contingent consideration	1,244	12,510
Deferred consideration	1,516	4,401
Other liabilities	113	277
Total financial liabilities	£51,396	£77,195

Fair value movement of contingent consideration
Fair Value Movement of Contingent Consideration

2019 £’000
Fair value at 1 July 2018	£11,314
Movement in fair value recognised in finance cost	5,805
Settlement through issuance of shares	(17,054)
Foreign exchange recognised in other comprehensive income	(65)
Fair value at 30 June 2019	£—

2018 £’000
Fair value at 1 July 2017	£—
Arising on acquisition of Velocity Partners	10,933
Movement in fair value recognised in finance cost	126
Foreign exchange recognised in other comprehensive income	255
Fair value at 30 June 2018	£11,314

Valuation technique for significant unobservable inputs, liabilities
The valuation technique used, significant unobservable inputs and inter-relationship between significant unobservable inputs are shown below:

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Scenario based discounted cash flow: the valuation model considers the present value of the expected future payments in several probability weighted scenarios, discounted at risk adjusted discount rate.
Expected future cash flows (30 June 2018 - total maximum of £12.1million, minimum of £nil over 3 years) Fair value of ordinary shares (30 June 2018 - $12.79) Discount rate (30 June 2018 - 3%)
The estimated fair value would increase (decrease) if:

the expected cash flows were higher (lower); or

the fair value of ordinary shares was higher (lower); or

the risk-adjusted discount rate were lower (higher)